Non-Cash Share-Based Compensation - Summary of Non-Cash Share-Based Compensation Expense (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Non-cash share-based compensation expense	$ 8,869	$ 3,832
Research and Development
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Non-cash share-based compensation expense	3,911	1,524
General and Administrative
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Non-cash share-based compensation expense	$ 4,958	$ 2,308